BANK BORROWINGS (Details 2) (USD $) In Thousands, unless otherwise specified			1 Months Ended		6 Months Ended							1 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 One-year loan framework agreement with Bank of Beijing signed in March 2014 Bank of Beijing item	Mar. 31, 2013 One-year loan framework agreement with Bank of Beijing signed in March 2014 Bank of Beijing	Dec. 19, 2013 iKang Holding BEA item	Mar. 31, 2014 iKang Holding BEA	Sep. 17, 2013 iKang Holding BEA	Jul. 10, 2013 iKang Holding BEA	Jun. 28, 2013 iKang Holding BEA	Jun. 25, 2013 iKang Holding BEA	Mar. 31, 2013 iKang Holding BEA	Sep. 30, 2013 iKang Online Ten-year loan framework agreement with BEA signed on September 2013	Sep. 17, 2013 iKang Online Ten-year loan framework agreement with BEA signed on September 2013 BEA	Mar. 31, 2014 iKang Online Ten-year loan framework agreement with BEA signed on September 2013 BEA	Mar. 31, 2013 iKang Online Ten-year loan framework agreement with BEA signed on September 2013 BEA
Short term borrowings
Number of loans borrowed					5
Number of loan agreements signed			7
Term of loan					1 year								1 year
Amount borrowed			$ 4,919		$ 4,941		$ 1,606	$ 1,630	$ 1,304	$ 1,627			$ 2,410
Variable rate basis			benchmark interest rate announced by the People's Bank of China		benchmark interest rate announced by the People's Bank of China								benchmark interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate			15.00%		10.00%								10.00%
Amount outstanding	18,201	5,482	4,919	0		10,910					0			2,372	0
Term of framework loan facility					1 year							10 years
Maximum borrowing capacity			$ 8,896									$ 2,451
Number of clinics signed loan framework agreements			7